UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 41.3%

Federal Home Loan Mortgage Corporation - 8.9%
313,370	4.00	7/1/25	327,433
1,859,101	5.00	5/1/42	2,067,801
1,359,418	5.00	9/1/43	1,514,866
56,966	5.82	10/1/37	63,464
1,902,844	6.00	7/1/38	2,165,022
43,752	6.38	12/1/26	48,471
822,144	6.50	11/1/27	908,804
618,397	6.50	12/1/34	698,992
2,779,751	6.50	11/1/35	3,176,895
1,152,680	6.50	11/1/37	1,274,180
256,756	6.50	11/1/37	285,403
468,569	6.50	1/1/38	519,170
835,878	6.50	8/1/38	934,019
1,184,698	6.50	11/1/38	1,326,604
529,056	6.50	1/1/39	603,396
309,974	6.88	2/17/31	359,111
79,546	7.00	8/1/27	83,537
30,765	7.00	10/1/27	31,120
1,455,413	7.00	4/1/28	1,616,634
10,829,659	7.00	12/1/31	12,391,867
684,913	7.00	2/1/37	794,060
533,594	7.00	2/1/37	598,625
317,785	7.00	2/1/37	365,529
17,143	7.00	2/1/37	17,688
7,650,560	7.00	10/1/37	8,925,868
833,495	7.00	10/1/37	963,256
696,963	7.00	7/1/38	793,288
778,371	7.00	8/1/38	889,654
5,084,379	7.00	10/1/38	5,920,397
369,822	7.00	11/1/38	417,274
1,046,400	7.00	1/1/39	1,209,668
414,776	7.00	3/1/39	487,515
35,116	7.38	12/17/24	37,931
132,966	7.50	1/1/31	139,669
511,543	7.50	1/1/32	591,127
429,534	7.50	8/1/32	473,469
70,513	7.50	10/1/38	76,879
15,741	7.95	10/1/25	15,736
7,294	7.95	10/1/25	7,317
21,970	7.95	11/1/25	22,040
92,994	8.00	5/1/31	101,764
94,811	8.00	11/1/36	112,904
288,622	8.00	1/1/37	334,567
17	8.50	10/1/19	17
377,946	8.50	12/1/21	406,892
257,449	8.50	6/20/27	304,402
59,712	8.50	12/1/29	66,125
134,428	8.50	3/1/31	155,495
19,890	9.00	11/1/25	20,506

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

82,717	9.00	3/20/27		83,226
247,639	9.00	2/17/31		253,988
210,341	9.00	5/1/31		235,888
3,463	9.25	2/1/18		3,468
81,121	9.50	12/17/21		82,898
12,375	10.00	9/1/20		12,484
64,830	10.00	3/1/21		68,285
178,409	10.00	3/17/25		179,448
45,333	10.00	3/25/25		45,163
89,525	10.00	7/1/30		95,844
19,164	10.50	6/1/19		19,494
11,895	11.00	8/25/20		11,995

				55,738,632

Federal National Mortgage Association - 20.0%
932	3.21	3/1/19	[1]	932
1,032,144	5.50	12/1/32		1,136,896
491,026	5.50	6/1/33		523,168
597,925	5.61	11/1/22		597,993
4,039,898	5.68	10/1/48		4,502,553
992,456	5.93	5/1/35		1,079,949
2,074,166	5.96	6/1/28		2,292,670
825,813	5.96	6/1/28		936,631
163,396	6.00	8/1/34		186,743
1,036,767	6.00	11/1/34		1,183,141
481,611	6.00	11/1/35		549,593
755,254	6.00	11/1/36		858,598
746,396	6.00	5/1/37		842,237
379,343	6.00	5/1/37		429,550
133,699	6.00	9/1/37		147,217
274,783	6.00	11/1/37		285,498
3,466,111	6.00	4/1/38		3,938,482
3,325,977	6.00	3/1/41		3,789,650
3,182,526	6.12	11/1/43		3,585,546
44,204	6.50	1/1/22		46,302
3,030,972	6.50	2/1/29		3,352,384
515,259	6.50	3/1/29		563,596
6,931,264	6.50	12/1/30		7,897,242
525,504	6.50	6/1/31		593,414
96,845	6.50	8/1/34		106,134
1,368,190	6.50	10/1/36		1,575,835
904,173	6.50	10/1/36		1,036,818
1,653,831	6.50	12/1/36		1,855,521
973,231	6.50	11/1/37		1,094,935
614,376	6.50	1/1/39		681,334
7,866,272	6.50	4/1/39		9,120,669
833,830	6.50	10/1/39		940,791
3,327,671	6.50	3/1/40		3,757,186
1,186,648	6.50	5/1/40		1,334,441
700,812	6.50	5/1/40		782,748
3,324,586	6.50	6/1/40		3,783,390
2,959,147	6.50	6/1/40		3,388,687

See accompanying notes to schedule of investments.
JUNE 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,314,490	6.50	6/1/40		2,603,257
1,644,478	6.75	6/1/32		1,928,162
1,778,607	6.93	6/1/40		2,005,129
51,467	6.95	8/1/21	[1]	51,318
50,826	7.00	9/1/21		54,174
40,446	7.00	9/1/21		41,363
188,415	7.00	3/1/22		200,940
235,802	7.00	6/1/22		254,901
23,287	7.00	6/1/22		24,561
93,056	7.00	1/1/24		99,565
47,944	7.00	2/1/26		51,556
108,433	7.00	9/1/27		118,629
13,781	7.00	9/1/27		14,994
69,298	7.00	10/1/27		76,482
284,614	7.00	11/1/27		319,613
58,605	7.00	1/1/28		64,569
56,048	7.00	10/1/32		62,066
6,955,274	7.00	12/1/32		8,085,622
113,056	7.00	7/1/33		126,207
4,100,418	7.00	12/1/33		4,760,911
170,076	7.00	7/1/34		197,761
644,096	7.00	1/1/36		738,096
814,750	7.00	7/1/36		950,598
907,623	7.00	3/1/37		1,040,300
447,068	7.00	7/1/37		521,527
1,226,492	7.00	10/1/37		1,435,048
40,761	7.00	12/1/37		44,207
643,913	7.00	7/1/38		759,409
653,797	7.00	10/1/38		776,581
912,984	7.00	11/1/38		1,095,372
10,859,654	7.00	3/1/39		13,063,604
1,222,153	7.00	5/1/39		1,405,830
1,173,240	7.00	9/1/47		1,314,263
56,063	7.50	6/1/22		59,388
48,746	7.50	8/1/22		50,755
47,396	7.50	12/1/22		50,230
48,807	7.50	3/1/23		50,105
276,835	7.50	4/1/32		313,164
22,032	7.50	8/1/32		23,482
209,454	7.50	1/1/34		237,066
1,436,962	7.50	10/1/37		1,699,771
2,751,945	7.50	11/1/38		3,240,965
33,980	7.63	7/20/30		34,555
94,957	8.00	10/1/23		100,519
369,601	8.00	6/1/25		404,436
11,060	8.00	7/20/28		11,205
147,941	8.00	2/1/31		171,333
119,726	8.00	1/1/32		135,531
624,596	8.00	11/1/37		736,212
40,248	8.00	11/1/37		40,891
452,452	8.00	3/1/38		536,202
162,774	8.09	11/15/31		186,624

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

31,035	8.33	7/15/20	32,517
125,465	8.50	11/1/26	140,252
130,962	8.50	3/1/28	147,214
101,892	8.50	10/1/28	119,910
45,977	8.50	11/1/28	52,014
259,845	8.50	4/1/29	294,614
164,336	8.50	10/1/29	178,995
14,249	8.50	10/1/29	14,291
121,526	8.50	7/1/30	144,215
120,230	8.50	7/1/30	135,855
98,481	8.50	8/1/30	121,296
336,047	8.50	4/1/32	413,727
506,633	8.50	1/1/37	611,141
58,616	9.00	9/1/24	62,465
20,924	9.00	6/15/25	22,523
67,308	9.00	6/1/30	75,142
65,235	9.00	7/1/30	71,449
56,700	9.00	10/1/30	64,769
190,154	9.00	2/1/31	220,322
23,551	9.00	7/1/31	23,635
93,724	9.00	10/1/31	111,026
142,375	9.00	8/1/37	165,487
24,651	9.00	1/1/38	24,929
192,726	9.00	2/1/38	216,268
37,714	9.07	5/15/28	38,689
15,015	9.24	3/15/22	15,251
44,456	9.50	3/1/20	46,691
58,436	9.50	7/1/20	61,823
1,772	9.50	12/15/20	1,798
3,867	9.50	4/15/21	4,140
30,317	9.50	8/1/24	31,558
25,781	9.50	5/1/27	27,156
207,377	9.50	5/1/29	241,209
66,673	9.50	4/1/30	76,849
238,521	9.50	8/1/31	275,783
78,082	9.52	8/20/25	84,031
3,742	10.00	8/15/20	3,803
81,708	10.00	2/1/28	93,500
204,002	10.00	6/1/30	235,178
12,090	10.50	6/1/28	12,278
2,892	10.75	7/15/20	2,940

			125,864,256

Government National Mortgage Association - 11.5%
427,333	4.00	12/15/24	447,994
852,432	4.00	10/20/30	904,570
6,727,495	4.00	8/20/31	7,139,286
6,312,659	4.00	8/20/31	6,699,033
1,125,518	4.00	12/20/31	1,194,111
1,169,969	4.25	10/20/31	1,250,969
558,471	4.25	3/20/37	596,592
2,859,431	4.75	9/20/31	3,107,000
110,730	5.50	9/15/25	123,842

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,646,307	5.50	5/15/29	1,840,014
3,669,113	5.75	2/15/29	4,102,009
1,094,753	5.75	10/20/31	1,226,885
203,924	6.00	11/20/28	231,225
869,343	6.00	9/15/33	978,385
67,435	6.00	11/20/34	72,181
2,767,987	6.00	12/15/40	3,120,398
283,183	6.20	3/15/32	319,237
110,859	6.25	12/15/23	123,434
1,218,655	6.25	4/15/29	1,357,481
193,753	6.50	11/15/23	210,570
562,374	6.50	4/15/24	613,971
1,387,236	6.50	2/20/28	1,606,955
799,156	6.50	2/20/29	881,045
1,611,884	6.50	11/20/29	1,863,653
215,059	6.50	3/20/34	237,823
152,187	6.50	9/20/34	160,691
5,195,390	6.50	2/15/35	6,019,585
324,724	6.50	8/15/36	364,464
179,270	6.50	6/15/37	195,900
198,539	6.50	9/20/38	211,627
110,698	6.50	12/20/38	122,352
448,623	6.50	1/20/39	516,214
359,357	6.50	2/20/39	400,390
749,682	6.50	4/20/39	850,021
530,724	6.50	3/20/41	610,271
745,939	6.50	4/20/43	854,763
193,442	6.91	2/20/27	208,571
8,606,551	7.00	8/15/29	9,968,779
8,702,774	7.00	10/15/29	10,129,353
236,762	7.00	1/15/32	262,487
331,839	7.00	2/20/32	391,346
417,170	7.00	5/15/38	485,603
394,447	8.00	6/20/31	475,799

			72,476,879

Small Business Administration - 0.9%
1,571,359	5.33	8/25/36	1,701,956
3,749,345	5.33	9/25/36	4,051,682

			5,753,638

Total Mortgage Pass-Through Securities (cost: $258,539,645)			259,833,405

U.S. Treasury / Federal Agency Securities - 2.7%
U.S. Treasury Bill:
4,600,000	0.70	7/6/17 [6]	4,599,710
U.S. Treasury Strips:
4,000,000	1.60	11/15/26 [6]	3,225,688
400,000	2.42	11/15/27 [6]	313,574
18,700,000	2.92	5/15/44 [6]	8,588,031

Total U.S. Treasury / Federal Agency Securities (cost: $17,061,504)			16,727,003

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 52.2%

Federal Home Loan Mortgage Corporation - 13.9%
819,902	5.00	2/15/23		871,218
779,561	5.56	5/15/38	[1]	845,572
2,358,457	5.66	7/25/32	[1]	2,568,632
13,853	6.00	9/15/21		14,597
82,874	6.00	6/15/28		90,512
337,394	6.00	2/15/31		371,961
1,561,759	6.00	1/15/33		1,872,549
1,369,705	6.00	5/15/35		1,557,695
974,860	6.00	1/15/36		1,109,540
294,536	6.00	3/15/36		331,555
221,136	6.00	4/15/36		248,908
844,658	6.00	5/15/36		960,177
293,459	6.00	9/15/36		329,877
3,353,616	6.00	6/15/37		3,726,546
59,212	6.25	5/15/29		65,263
92,646	6.50	12/15/21		94,947
280,869	6.50	9/15/23		306,963
99,300	6.50	3/15/24		109,227
31,347	6.50	2/15/30		34,765
498,373	6.50	8/15/31		557,369
130,083	6.50	8/15/31		151,422
494,621	6.50	1/15/32		551,292
134,371	6.50	3/15/32		149,319
601,897	6.50	6/25/32		682,464
30,261	6.50	7/15/32		34,116
8,748,971	6.50	5/15/33		10,059,375
1,446,688	6.50	5/15/35		1,659,011
854,058	6.50	8/15/39		970,320
799,163	6.50	2/25/43		941,574
814,265	6.50	3/25/43		926,213
696,018	6.50	7/25/43		813,841
729,121	6.50	9/25/43	[1]	847,888
842,818	6.50	10/25/43		994,796
7,344,343	6.50	8/15/45		8,779,592
39,143	6.70	9/15/23		43,195
261,379	6.95	3/15/28		293,309
1,911	7.00	12/15/20		1,951
11,818	7.00	3/15/21		12,263
15,589	7.00	9/15/21		15,589
51,007	7.00	10/15/22		55,538
18,545	7.00	11/15/22		20,075
624,177	7.00	3/25/23		672,225
24,648	7.00	4/15/23		26,985
12,531	7.00	5/15/23		13,717
106,292	7.00	7/15/23		116,128
172,919	7.00	1/15/24		189,354
127,200	7.00	3/15/24		139,785
140,157	7.00	8/15/25		156,475
162,935	7.00	9/15/26		183,103

See accompanying notes to schedule of investments.
JUNE 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

225,902	7.00	6/15/29		257,385
1,618,220	7.00	8/15/29		1,698,485
623,195	7.00	8/15/29		715,661
637,021	7.00	10/20/29		736,133
1,921,282	7.00	11/15/29		2,034,229
4,423,959	7.00	12/15/29		4,646,052
204,961	7.00	1/15/30		236,846
426,816	7.00	10/15/30		496,602
220,460	7.00	7/15/31		253,366
187,061	7.00	4/15/32		212,519
1,007,597	7.00	5/15/32		1,170,387
5,473,872	7.00	8/15/41		6,162,900
2,851,859	7.00	2/25/43		3,335,199
557,634	7.00	3/25/43		641,262
606,839	7.00	7/25/43		723,569
2,370,861	7.00	9/25/43		2,839,361
58,858	7.50	10/15/21		63,389
192,488	7.50	7/15/22		208,753
281,188	7.50	3/15/23		308,992
941,355	7.50	4/15/23		1,038,414
109,542	7.50	9/20/26		125,412
494,007	7.50	3/15/28		570,747
584,683	7.50	9/15/29		683,716
246,070	7.50	12/15/29		282,598
318,365	7.50	6/15/30		373,792
346,861	7.50	8/15/30		408,546
339,205	7.50	9/15/30		396,006
196,579	7.50	9/15/30		231,706
187,945	7.50	11/15/30		218,756
4,289,566	7.50	6/15/34		5,111,404
1,487,896	7.50	8/25/42	[1]	1,809,061
633,862	7.50	9/25/43		775,672
90,561	8.00	7/15/21		94,164
1,068,356	8.00	2/15/23		1,176,124
82,451	8.00	4/25/24		90,953
226,994	8.00	2/15/27		265,167
231,317	8.00	11/20/29		270,924
332,836	8.00	1/15/30		395,170
20,066	8.25	6/15/22		22,245
80,338	8.30	11/15/20		86,475
31,321	8.50	10/15/22		33,319
204,287	8.50	3/15/25		236,036
49,587	8.50	3/15/32		57,167
20,427	9.00	12/15/19		20,961
1,941	9.15	10/15/20		2,069
30,437	9.50	2/15/20		31,567

				87,118,049

Federal National Mortgage Association - 23.1%
431,609	4.55	6/25/43		463,661
1,175,576	5.00	6/25/43		1,259,548
520,275	5.36	6/25/42		568,736

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

688,771	5.50	9/25/33		762,436
4,086,442	5.50	6/25/40		4,417,127
2,030,800	5.60	12/25/53	[1]	2,308,274
1,239,312	5.81	8/25/43		1,366,385
3,137,138	6.00	5/25/30		3,556,644
1,127,000	6.00	5/25/35		1,270,503
4,017,860	6.00	5/25/36		4,665,252
2,095,947	6.00	7/25/36		2,348,089
3,467,681	6.00	11/25/43		3,934,399
2,256,335	6.05	2/25/44		2,540,625
2,856,310	6.10	2/25/42	[1]	3,238,200
2,401,332	6.16	10/25/42	[1]	2,764,352
1,764,804	6.36	8/25/47	[1]	1,960,452
460,705	6.50	8/20/28		511,768
322,331	6.50	3/25/32		356,655
345,470	6.50	6/25/32		402,826
1,473,024	6.50	7/25/34		1,488,717
344,845	6.50	7/25/36		402,043
253,842	6.50	9/25/36		283,142
862,459	6.50	9/25/37	[1]	939,934
413,551	6.50	3/25/42		469,451
2,849,718	6.50	5/25/42		3,223,393
4,188,838	6.50	7/25/42		4,793,975
2,524,427	6.50	7/25/42		2,928,539
583,734	6.50	7/25/42		661,409
303,408	6.50	9/25/42		348,705
231,944	6.50	11/25/42		262,164
7,024,843	6.50	7/25/44		7,991,825
512,891	6.71	2/25/45	[1]	597,380
5,872,605	6.75	6/25/32		6,821,708
950,716	6.75	4/25/37		1,079,384
150,744	6.85	12/18/27		170,563
782,942	6.97	8/25/37	[1]	842,860
5,257	7.00	1/25/21		5,542
18,878	7.00	7/25/22		20,288
37,263	7.00	11/25/22		40,218
67,106	7.00	12/25/22		73,668
8,396	7.00	6/25/23		9,090
1,178,802	7.00	4/25/24		1,286,890
331,126	7.00	9/18/27		374,394
6,369,384	7.00	5/25/31		7,359,847
505,407	7.00	9/25/40		569,100
760,825	7.00	10/25/41		864,989
524,724	7.00	11/25/41		615,290
2,203,568	7.00	12/25/41		2,583,241
420,292	7.00	12/25/41		484,911
919,980	7.00	1/25/42		1,070,093
1,263,000	7.00	7/25/42		1,505,805
2,568,454	7.00	2/25/44		2,997,120
330,441	7.00	2/25/44		387,056
189,161	7.00	8/25/44		221,792
1,408,794	7.00	3/25/45		1,638,785

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

59,376	7.50	8/20/27		67,721
371,050	7.50	10/25/40		426,792
951,426	7.50	11/25/40		1,089,859
396,078	7.50	2/25/41		462,946
1,077,299	7.50	6/19/41	[1]	1,286,237
2,298,885	7.50	7/25/41		2,685,495
1,553,000	7.50	8/25/41		1,832,998
4,555,291	7.50	10/25/41		5,491,153
386,428	7.50	11/25/41		456,061
757,441	7.50	1/25/42		892,895
3,148,015	7.50	5/25/42		3,759,970
1,528,559	7.50	5/25/42		1,817,697
633,467	7.50	6/25/42		759,733
4,379,441	7.50	8/25/42		5,252,060
436,602	7.50	12/25/42	[1]	499,603
1,651,854	7.50	2/25/44		1,966,899
1,222,568	7.50	3/25/44		1,441,742
1,191,573	7.50	5/25/44		1,425,617
80,496	7.50	10/25/44		93,495
7,417,193	7.50	1/25/48		8,827,277
68,152	8.00	7/25/22		75,074
25,941	8.00	7/25/22		28,177
48,760	8.00	7/18/27		56,329
728,715	8.00	7/25/44		818,121
803,146	8.08	11/25/37	[1]	932,444
401,726	8.20	11/25/37	[1]	475,182
40,987	8.47	10/25/42	[1]	51,438
31,777	8.50	1/25/21		32,999
21,755	8.50	9/25/21		23,371
23,982	8.50	1/25/25		25,411
408,068	8.50	6/25/30		495,739
359,066	8.50	6/25/30		418,055
12,955	8.70	12/25/19		13,722
2,676	8.75	9/25/20		2,876
18,807	8.95	10/25/20		20,220
14,805	9.00	7/25/19		15,345
10,112	9.00	12/25/19		10,672
1,302	9.00	3/25/20		1,389
33,899	9.00	5/25/20		36,476
27,021	9.00	6/25/20		29,061
3,381	9.00	6/25/20		3,620
2,856	9.00	7/25/20		3,062
10,806	9.00	9/25/20		11,664
9,209	9.00	10/25/20		9,952
133,730	9.00	1/25/21		144,874
18,671	9.00	8/25/22		21,088
79,024	9.00	11/25/28		91,225
683,309	9.00	6/25/30		845,143
145,576	9.00	10/25/30		179,458
8,833	9.25	1/25/20		9,292
304,355	9.32	6/25/32	[1]	347,928
4,231	9.50	12/25/18		4,361

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

22,005	9.50	3/25/20		23,687
2,328	9.50	4/25/20		2,489
18,551	9.50	11/25/20		20,129
132,232	9.50	11/25/31		157,356
346,453	9.50	12/25/41		406,983
27,477	9.50	12/25/41		30,968
33,848	9.60	3/25/20		36,190
1,440,319	9.84	7/25/37	[1]	1,444,125
1,738,212	10.31	9/25/42	[1]	2,262,600
630,834	11.15	6/25/44	[1]	731,650
38,890	18.83	3/25/39	[1]	53,324

				145,048,762

Government National Mortgage Association - 12.9%
500,000	5.50	9/20/39		609,318
3,815,402	5.53	11/20/45	[1]	4,262,905
10,149,996	5.62	4/20/40	[1]	11,535,425
1,425,198	5.87	11/20/43	[1]	1,592,654
3,557,466	6.00	11/20/33		4,026,369
1,410,815	6.00	6/20/43		1,575,168
1,985,232	6.00	2/20/46		2,267,769
3,575,317	6.14	1/20/39	[1]	4,135,736
1,982,082	6.20	2/20/42	[1]	2,248,855
1,714,174	6.22	10/20/40	[1]	1,954,834
4,753,820	6.27	12/20/42	[1]	5,561,473
3,505,637	6.29	12/20/40	[1]	3,979,491
4,317,676	6.37	5/20/43	[1]	4,960,370
4,844,591	6.49	6/20/41	[1]	5,584,127
1,885,921	6.50	7/20/32		2,175,586
1,486,234	6.63	7/20/39	[1]	1,717,641
1,056,536	6.67	9/20/44	[1]	1,225,219
776,623	6.68	4/20/39	[1]	903,250
5,676,283	6.73	7/20/40	[1]	6,528,956
174,119	6.86	3/16/41	[1]	189,557
2,175,750	6.90	8/20/40	[1]	2,547,480
1,483,502	6.98	6/20/45	[1]	1,717,548
169,899	7.00	9/16/23		170,899
331,407	7.00	6/20/26		370,671
902,708	7.00	5/20/38		919,729
428,530	7.00	5/20/42		500,246
540,590	7.17	12/20/33	[1]	625,513
2,872,547	7.30	8/20/38	[1]	3,379,714
82,506	7.50	5/16/27		93,590
1,954,890	7.53	7/20/44	[1]	2,255,402
26,044	8.50	2/20/32		31,550
1,181,394	9.00	3/16/30		1,366,475

				81,013,520

Vendee Mortgage Trust - 2.3%
3,385,163	6.50	8/15/31		3,829,818
1,654,563	6.50	10/15/31		1,919,255
1,448,837	6.75	2/15/26		1,629,436

See accompanying notes to schedule of investments.
JUNE 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($) /Contracts	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,471,419	7.00	3/15/28		1,697,638
2,455,478	7.24	3/15/25	[1]	2,857,479
324,125	7.25	9/15/22		340,932
538,524	7.25	9/15/25		612,011
514,465	7.75	5/15/22		560,378
785,552	7.75	9/15/24		882,696
261,412	8.00	2/15/25		297,185
134,815	8.29	12/15/26		157,016

				14,783,844

Total Collateralized Mortgage Obligations (cost: $324,096,446)				327,964,175

Asset-Backed Securities - 1.7%
Federal Home Loan Mortgage Corporation - 0.3%
1,147	6.09	9/25/29	[1]	1,140
178,018	6.28	10/27/31	[14]	203,446
1,692,312	7.16	7/25/29		1,879,970

				2,084,556

Federal National Mortgage Association - 0.5%
20,759	1.56	11/25/32	[1]	20,304
230,887	4.74	10/25/33	[14]	242,690
648,618	4.75	9/26/33	[14]	716,907
1,627,643	5.75	2/25/33	[14]	1,742,074
6,534	6.47	10/25/31	[14]	6,559
44,583	6.50	5/25/32	[14]	46,107
397,639	6.59	10/25/31	[14]	422,636
2,181	6.83	7/25/31	[14]	2,202
11,002	7.80	6/25/26	[1]	12,636

				3,212,115

Small Business Administration - 0.9%
3,485,961	5.87	7/1/28		3,830,057
550,391	7.13	10/1/20		569,632
782,028	7.33	8/1/20		810,568
368,578	8.03	5/1/20		384,540

				5,594,797

Total Asset-Backed Securities (cost: $10,756,716)				10,891,468

Put Options Purchased [10] -0.0%
200	U.S. Treasury 2 Year Future Put Options: $107.88 strike Aug 2017 expiration			12,500
650	U.S. Treasury 2 Year Future Put Options: $108.00 strike Aug 2017 expiration			81,250
300	U.S. Treasury 5 Year Future Put Options: $118.00 strike Aug 2017 expiration			114,844

Total Put Options Purchased (cost: $158,668)				208,594

Principal Amount ($) /Contracts	Coupon Rate (%)	Maturity Date	Fair Value ($)

Short-Term Securities - 1.4%
8,856,712	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%

Total Short-Term Securities (cost: $8,856,712)			8,856,712

Total Investments in Securities - 99.3% (cost: $619,469,691)			624,481,357

Call Options Written [10] - (0.5%)
(2,500)	U.S. Treasury 2 Year Future Call Options: $107.75 strike Sep 2017 expiration		(1,757,812)
(900)	U.S. Treasury 2 Year Future Call Options: $107.88 strike Aug 2017 expiration		(379,688)
(600)	U.S. Treasury 5 Year Future Call Options: $117.00 strike Aug 2017 expiration		(553,125)
(450)	U.S. Treasury 5 Year Future Call Options: $117.00 strike Sep 2017 expiration		(464,062)

Total Call Options Written (premiums received: $4,150,441)			(3,154,687)

Other Assets and Liabilities, net - 1.2%			7,529,458

Total Net Assets - 100.0%			$628,856,128

1	Variable rate security. Rate disclosed is as of June 30, 2017.
6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
10	The amount of $10,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2017.
14	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2017.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of June 30, 2017 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	259,833,405	—	259,833,405
U.S. Treasury / Federal Agency Securities	—	16,727,003	—	16,727,003
Collateralized Mortgage Obligations	—	327,964,175	—	327,964,175
Asset-Backed Securities	—	10,891,468	—	10,891,468
Put Options Purchased	208,594	—	—	208,594
Short-Term Securities	8,856,712	—	—	8,856,712

	9,065,306	615,416,051	—	624,481,357
Liabilities
Call Options Written	(3,154,687)	—	—	(3,154,687)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2017	7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the three months ended June 30, 2017, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$814,457	—	$435,313,125
Written call options	—	$3,476,992	685,045,656

The number of open option contracts outstanding as of June 30, 2017 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2017

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$208,594	—
Written call options	—	$3,154,687

8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017 (Continued)

Transactions in written options for the three months ended June 30, 2017 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2017	2,575	$2,803,544
Call options written	7,850	6,734,182
Call options closed	(5,975)	(5,387,285)

Outstanding, June 30, 2017	4,450	$4,150,441

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2017 is included with the Fund’s schedule of investments.

JUNE 30, 2017	9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017 (Continued)

At June 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$10,172,926	($5,161,260)	$5,011,666	$619,469,691

10

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 16, 2017

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	August 16, 2017